Future Minimum Payments for Capital Lease (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Leased Assets [Line Items]
2013	$ 8.1
2014	8.4
2015	8.3
2016	8.0
2017	8.2
Later Years	15.4
Total Minimum Lease Payments, net	56.4
Less: Amount Representing Interest	15.2
Net Present Value under Capital Lease Obligations	$ 41.2